Parent Entity Information	12 Months Ended
Jun. 30, 2023
Disclosure Of Parent Entity Information [abstract]
Parent Entity Information
NOTE 33. PARENT ENTITY INFORMATION
Set out below is the supplementary information about the parent entity.
Statement of comprehensive income

	Parent
	June 30, 2023 A$	June 30, 2022 A$	June 30, 2021 A$
Loss after income tax	(36,303,847)	(30,284,020)	(29,227,163)

Total comprehensive loss	(36,303,847)	(30,284,020)	(29,227,163)

Statement of financial position

	Parent
	June 30, 2023	June 30, 2022
	A$	A$
Total current assets	94,375,874	55,353,360
Total non current assets	46,255,643	42,570,439

Total assets	140,631,517	97,923,799

Total current liabilities	3,283,832	1,296,679
Total non current liabilities	983,178	2,654,636

Total liabilities	4,267,010	3,951,315

Equity
— Contributed equity	446,272,203	367,407,757
— Reserves	26,283,211	28,752,813
— Accumulated losses	(336,190,907)	(302,188,086)

Total equity	136,364,507	93,972,484

Parent company financial information is presented in order to meet the disclosure requirements of Australian Accounting Standards, which permits investments in subsidiaries to be measured at cost.
Guarantees of financial support
There are no guarantees entered into by the parent entity.
Contingent liabilities of the parent entity
Refer to note 25 for details in relation to contingent liabilities as at June 30, 2023 and June 30, 2022.
Capital commitments – Property, plant and equipment
The parent entity did not have any capital commitments for property, plant and equipment at as June 30, 2023 and June 30, 2022.